August 29, 2023 VIA EDGAR	Chicago New York Washington, DC London San Francisco Los Angeles Singapore Dallas Miami vedderprice.com John S. Marten Shareholder +1 312 609 7753 jmarten@vedderprice.com

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:      Steward Funds, Inc.

            File Nos. 002-28174 and 811-01597

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of Steward Funds, Inc. (the “Registrant”), we hereby certify that (1) the form of Prospectus dated August 28, 2023 and Statement of Additional Information dated August 28, 2023, as filed on August 24, 2023, for the Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

Very truly yours,

/s/ John S. Marten

John S. Marten

222 North LaSalle Street | Chicago, Illinois 60601 | T +1 312 609 7500 | F +1 312 609 5005

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